As filed with the Securities and Exchange Commission on November 23, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2012
COUNTRY Growth Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 95.62%
Consumer Discretionary - 9.92%
Abercrombie & Fitch Co. - Class A	77,500	$2,628,800
Comcast Corporation - Class A	49,900	1,784,923
Gentex Corporation	175,900	2,992,059
International Game Technology	226,000	2,958,340
The Jones Group, Inc.	207,100	2,665,377
Kohl's Corporation	51,800	2,653,196
Newell Rubbermaid, Inc.	150,500	2,873,045
News Corporation - Class A	52,100	1,278,013
Staples, Inc.	313,900	3,616,128
Target Corporation	36,800	2,335,696
		25,785,577
Consumer Staples - 10.98%
Archer-Daniels-Midland Company	101,000	2,745,180
CVS Caremark Corporation	145,700	7,054,794
Energizer Holdings, Inc.	35,600	2,656,116
The Kroger Co.	71,000	1,671,340
Philip Morris International, Inc.	39,300	3,534,642
Post Holdings, Inc. (a)	25,928	779,395
The Procter & Gamble Company	51,200	3,551,232
Ralcorp Holdings, Inc. (a)	41,856	3,055,488
Wal-Mart Stores, Inc.	47,500	3,505,500
		28,553,687
Energy - 15.14%
Apache Corporation	58,300	5,041,201
Chesapeake Energy Corporation	297,900	5,621,373
Chevron Corporation	21,000	2,447,760
ConocoPhillips	72,500	4,145,550
Exxon Mobil Corporation	105,300	9,629,685
Halliburton Company	150,600	5,073,714
HollyFrontier Corporation	96,666	3,989,406
Schlumberger Ltd. (b)	47,300	3,421,209
		39,369,898
Financials - 11.32%
ACE Ltd. (b)	32,400	2,449,440
Aflac Inc.	102,000	4,883,760
American Express Company	60,000	3,411,600
The Bank of New York Mellon Corporation	112,300	2,540,226
BlackRock, Inc.	18,500	3,298,550
JPMorgan Chase & Co.	132,100	5,347,408
State Street Corporation	94,900	3,982,004
Wells Fargo & Company	101,700	3,511,701
		29,424,689
Health Care - 16.11%
Baxter International, Inc.	42,900	2,585,154
Covance, Inc. (a)	56,800	2,651,992
Covidien PLC (b)	38,500	2,287,670
Express Scripts Holding Company (a)	38,500	2,412,795
Gilead Sciences, Inc. (a)	18,800	1,247,004
Johnson & Johnson	66,100	4,554,951
Medtronic, Inc.	50,100	2,160,312
Merck & Co., Inc	81,000	3,653,100
Novartis AG - ADR	81,100	4,968,186
Pfizer, Inc.	96,800	2,405,480
Roche Holding AG - ADR	116,800	5,488,432
St. Jude Medical, Inc.	75,400	3,176,602
VCA Antech, Inc. (a)	123,400	2,434,682
WellPoint, Inc.	32,100	1,862,121
		41,888,481
Industrials - 9.83%
3M Co.	34,800	3,216,216
AECOM Technology Corporation (a)	141,200	2,987,792
Caterpillar Inc.	13,900	1,195,956
Emerson Electric Co.	41,000	1,979,070
FedEx Corporation	31,100	2,631,682
General Dynamics Corporation	54,800	3,623,376
General Electric Company	309,000	7,017,390
Ingersoll-Rand PLC (b)	64,700	2,899,854
		25,551,336

Information Technology - 14.64%
Cisco Systems, Inc.	292,900	5,591,461
Dell, Inc.	302,100	2,978,706
Google, Inc. (a)	6,360	4,798,620
Hewlett Packard Co.	132,400	2,258,744
Intel Corporation	197,700	4,483,836
International Business Machines Corporation	25,900	5,372,955
Microsoft Corporation	234,800	6,992,344
QUALCOMM, Inc.	43,300	2,705,817
The Western Union Company	158,000	2,878,760
		38,061,243
Materials - 1.97%
BHP Billiton Ltd. - ADR	14,600	1,001,706
Monsanto Company	14,200	1,292,484
Newmont Mining Corporation	50,500	2,828,505
		5,122,695
Telecommunication Services - 2.22%
CenturyLink, Inc.	65,600	2,650,240
Vodafone Group PLC - ADR	109,000	3,105,955
		5,756,195
Utilities - 3.49%
American Water Works Co., Inc.	80,713	2,991,224
NextEra Energy, Inc.	40,400	2,841,332
NRG Energy, Inc.	151,700	3,244,863
		9,077,419
TOTAL COMMON STOCKS
(Cost $197,526,397)		248,591,220

	Principal Amount
MORTGAGE-BACKED SECURITIES - 0.07%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$8,714	8,497
Federal Home Loan Mortgage Corporation
7.150%, 09/25/2028 (c)	112,922	126,580
Government National Mortgage Association
6.500%, 07/15/2029	6,802	8,018
Mortgage IT Trust
1.465%, 02/25/2035 (c)	30,631	30,415
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $21,095) (d)	20,727	20,341
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $179,731)		193,851

	Shares
SHORT-TERM INVESTMENTS - 8.75%
Money Market Funds - 8.75%
Federated Prime Obligations Fund, 0.150% (e)	12,000,000	12,000,000
Fidelity Institutional Money Market Portfolio, 0.200% (e)	10,742,824	10,742,824
		22,742,824
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,742,824)		22,742,824

TOTAL INVESTMENTS - 104.44%
(Cost $220,448,952)		271,527,895
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.44)%		(11,550,527)
TOTAL NET ASSETS - 100.00%		$259,977,368

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at September 30, 2012.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	As of September 30, 2012 these securities represented 0.01% of total net assets.
(e)	The rate quoted is the annualized seven-day yield as of September 30, 2012.

(f)	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

	Cost of investments	$220,448,952
	Gross unrealized appreciation	61,558,695
	Gross unrealized depreciation	(10,479,752)
	Net unrealized appreciation	$51,078,943

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the
Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at September 30, 2012
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$25,785,577	$-	$-	$25,785,577
Consumer Staples	28,553,687	-	-	28,553,687
Energy	39,369,898	-	-	39,369,898
Financials	29,424,689	-	-	29,424,689
Health Care	41,888,481	-	-	41,888,481
Industrials	25,551,336	-	-	25,551,336
Information Technology	38,061,243	-	-	38,061,243
Materials	5,122,695	-	-	5,122,695
Telecommunication Services	5,756,195	-	-	5,756,195
Utilities	9,077,419	-	-	9,077,419
Total Common Stocks	248,591,220	-	-	248,591,220

Mortgage-Backed Securities	-	193,851	-	193,851

Short-Term Investments	22,742,824	-	-	22,742,824

Total Investments in Securities	$271,334,044	$193,851	$-	$271,527,895

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2012
COUNTRY Bond Fund (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.69%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,170,072
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	220,278
Countrywide Asset-Backed Certificates
4.931%, 05/25/2032 (a)	89,484	81,391
5.363%, 05/25/2036	152,997	132,624
GE Equipment Small Ticket LLC
1.450%, 01/21/2018 (Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	1,005,865
Green Tree Financial Corporation
6.870%, 01/15/2029	23,865	25,859
National Collegiate Student Loan Trust
0.341%, 06/26/2028 (a)	237,201	199,916
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	159,560	161,144
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	184,760	168,132
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	972,013
Textainer Marine Containers Ltd.
4.210%, 04/15/2027 (Acquired 04/10/2012, Cost $239,554) (b)(c)	239,583	253,171
TOTAL ASSET-BACKED SECURITIES
(Cost $4,234,876)		4,390,465

CORPORATE BONDS - 22.74%
Alabama Power Co.
5.500%, 10/15/2017	250,000	301,511
Alcoa, Inc.
5.550%, 02/01/2017	400,000	448,128
American Express Credit Corporation
2.800%, 09/19/2016	500,000	531,615
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (b)	500,000	530,314
American International Group, Inc.
5.850%, 01/16/2018	100,000	115,993
Amgen, Inc.
2.500%, 11/15/2016	500,000	524,958
Anadarko Petroleum Corporation
5.950%, 09/15/2016	500,000	579,349
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (b)(c)	250,000	259,863
Apache Corporation
3.250%, 04/15/2022	500,000	537,473
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	482,105
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (b)	250,000	251,250
AT&T, Inc.
5.625%, 06/15/2016	500,000	585,536
5.500%, 02/01/2018	500,000	606,543
BAE Systems PLC
3.500%, 10/11/2016 (Acquired 10/05/2011, Cost $298,950) (b)(c)	300,000	315,383
Bank of America Corporation
6.975%, 03/07/2037	250,000	273,405
Bank of Montreal
2.625%, 01/25/2016 (Acquired 12/08/2011, Cost $514,192) (b)(c)	500,000	532,900
1.950%, 01/30/2017 (Acquired 01/24/2012, Cost $500,191) (b)(c)	500,000	523,850
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	204,098
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired 11/22/2011, Cost $502,755) (b)(c)	500,000	526,750
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	555,307
Barrick International Corporation
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $211,702) (b)(c)	225,000	260,451
Baxter International, Inc.
1.850%, 01/15/2017	700,000	724,524
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	525,386
3.750%, 08/15/2021	500,000	548,291
Boeing Capital Corporation
2.900%, 08/15/2018	500,000	548,468

BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (b)	500,000	590,490
Burlington Northern Santa Fe Railway, Co.
5.750%, 03/15/2018	500,000	610,157
4.100%, 06/01/2021	500,000	554,254
5.720%, 01/15/2024	309,042	366,620
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	325,757
Caterpillar Financial Services Corporation
7.050%, 10/01/2018	250,000	325,058
Caterpillar Inc.
5.700%, 08/15/2016	500,000	589,491
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,183,817
The Clorox Company
5.950%, 10/15/2017	200,000	240,173
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	400,000	438,529
Comcast Corporation
6.500%, 01/15/2017	750,000	908,742
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired 10/27/2011, Cost $406,971) (b)(c)	400,000	420,274
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	470,543
ConocoPhillips
6.650%, 07/15/2018	600,000	753,052
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	410,689
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	650,183
Devon Energy Corporation
6.300%, 01/15/2019	400,000	496,610
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	619,305
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	423,167
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	293,230
Eaton Corporation
8.875%, 06/15/2019	300,000	406,729
Ecolab, Inc.
4.875%, 02/15/2015	450,000	491,699
Entergy Texas, Inc.
3.600%, 06/01/2015	500,000	521,178
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	368,401
Ericsson
4.125%, 05/15/2022 (c)	500,000	515,533
Florida Power Corporation
4.800%, 03/01/2013	300,000	305,471
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	316,444
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	589,650
7.125%, 06/15/2022 (a)	500,000	557,210
General Electric Company
5.000%, 02/01/2013	300,000	304,571
General Mills, Inc.
5.700%, 02/15/2017	225,000	268,559
Georgia Power Company
5.700%, 06/01/2017	500,000	600,131
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	513,877
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017 (c)	500,000	508,669
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	600,000	624,343
Halliburton Company
6.750%, 02/01/2027	100,000	132,921
Harley-Davidson Funding Corporation
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (b)	200,000	201,551
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	529,190
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	406,502
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	586,653
International Business Machines Corporation
7.625%, 10/15/2018	250,000	338,665
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	201,921

JPMorgan Chase & Co.
7.900%, 04/30/2018 (a)	200,000	227,146
4.625%, 05/10/2021	750,000	838,349
Kellogg Co.
5.125%, 12/03/2012	500,000	503,981
KeyCorp
6.500%, 05/14/2013	200,000	207,091
Kimberly Clark Corporation
6.125%, 08/01/2017	500,000	614,052
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	379,234
6.125%, 02/01/2018	300,000	366,275
Mattel, Inc.
2.500%, 11/01/2016	250,000	261,247
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	554,017
Merrill Lynch Co., Inc.
5.450%, 02/05/2013	500,000	507,640
Morgan Stanley
3.800%, 04/29/2016	200,000	206,668
5.450%, 01/09/2017	300,000	327,181
National Australia Bank Ltd.
2.000%, 06/20/2017 (Acquired 06/19/2012 to 07/24/2012, Cost $1,009,467) (b)(c)	1,000,000	1,027,100
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (b)	1,000,000	1,025,606
New York University
5.236%, 07/01/2032	500,000	584,110
Northern Trust Corporation
3.375%, 08/23/2021	500,000	539,346
Occidental Petroleum Corporation
1.500%, 02/15/2018	500,000	508,888
Overseas Private Investment Company
3.420%, 01/15/2015	88,594	90,669
Pepperdine University
5.450%, 08/01/2019	250,000	301,680
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	548,661
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	563,385
Pfizer, Inc.
5.350%, 03/15/2015	350,000	391,301
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	258,100
PNC Funding Corporation
2.700%, 09/19/2016	750,000	799,501
Province of Ontario
1.600%, 09/21/2016 (c)	1,000,000	1,034,045
Province of Quebec
2.750%, 08/25/2021 (c)	500,000	523,477
Regions Bank
7.500%, 05/15/2018	200,000	236,000
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	467,910
Rio Tinto Finance USA PLC
1.625%, 08/21/2017 (c)	500,000	501,004
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	508,542
Simon Property Group LP
5.750%, 12/01/2015	300,000	339,361
SLM Corporation
8.450%, 06/15/2018	200,000	234,243
Southern California Edison Co.
5.750%, 03/15/2014	400,000	430,362
The Southern Co.
1.950%, 09/01/2016	250,000	257,995
Stanford University
4.750%, 05/01/2019	400,000	481,136
State Street Corporation
5.375%, 04/30/2017	400,000	472,909
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	485,881
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	616,666
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	232,916
Target Corporation
5.875%, 07/15/2016	750,000	886,564
6.250%, 09/01/2017	400,000	468,868
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	272,308
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	305,948
7.500%, 04/15/2031 (c)	160,000	197,618

U.S. Trade Funding Corporation
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $70,520) (b)	70,853	73,432
Union Pacific Railroad Company
6.630%, 01/27/2022	288,314	333,778
5.866%, 07/02/2030	418,769	484,642
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	809,760
United Technologies Corporation
5.375%, 12/15/2017	600,000	729,892
University of Chicago
4.760%, 10/01/2023	1,000,000	1,229,290
University of Notre Dame
4.141%, 09/01/2013	250,000	257,163
Verizon Communications, Inc.
5.500%, 02/15/2018	400,000	487,690
Vessel Management Services, Inc.
4.960%, 11/15/2027	248,000	280,329
Wachovia Corporation
5.750%, 06/15/2017	500,000	599,295
The Walt Disney Company
4.700%, 12/01/2012	500,000	503,547
Well Fargo Capital X
5.950%, 12/15/2036 (a)	200,000	203,000
Wells Fargo & Company
5.625%, 12/11/2017	500,000	600,311
Westpac Banking Corporation
2.450%, 11/28/2016 (Acquired 01/04/2012, Cost $247,561) (b)(c)	250,000	262,475
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	240,061
TOTAL CORPORATE BONDS
(Cost $52,414,577)		58,933,106

MORTGAGE-BACKED SECURITIES - 19.54%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (b)	500,000	526,175
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010, Cost $399,999) (b)	400,000	467,126
Bank of America Merrill Lynch Commercial Mortgage, Inc.
5.072%, 11/10/2042 (a)	500,000	510,755
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	110,404	105,387
Chase Funding Mortgage Loan
4.515%, 02/25/2014	35,339	35,281
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	60,996	59,483
6.000%, 11/25/2036	374,702	386,820
Commercial Mortgage Trust
2.752%, 08/15/2045	500,000	523,511
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	335,360	327,955
5.500%, 05/25/2036	419,381	326,348
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	698,248	686,348
DBUBS Mortgage Trust
4.537%, 07/12/2044 (Acquired 06/17/2011, Cost $504,477) (b)	500,000	575,079
Federal Home Loan Mortgage Corporation
4.500%, 05/01/2013	13,376	13,472
5.500%, 10/01/2014	5,464	5,617
5.000%, 03/01/2015	46,291	47,900
6.500%, 03/01/2015	20,048	20,872
5.000%, 12/15/2017	454,585	486,043
5.000%, 11/15/2018	345,082	369,607
5.750%, 12/15/2018	1,171	1,171
5.000%, 10/01/2020	94,830	102,717
5.500%, 03/01/2022	516,388	564,629
5.000%, 03/01/2023	124,795	134,608
4.500%, 04/01/2023	151,906	166,398
4.500%, 11/15/2023	587,436	633,650
5.500%, 10/15/2025	500,000	563,868
4.000%, 02/01/2026	1,443,887	1,536,708
7.150%, 09/25/2028 (a)	225,843	253,160
6.500%, 10/01/2029	99,851	114,050
2.739%, 02/01/2037 (a)	212,343	225,964
6.000%, 05/01/2037	436,796	481,948
6.000%, 08/01/2037	489,754	538,390
6.000%, 01/01/2038	426,597	468,962
4.500%, 04/01/2041	1,416,647	1,527,892
3.500%, 07/01/2042	2,979,676	3,201,057

Federal National Mortgage Association
4.750%, 02/21/2013	300,000	305,303
5.000%, 03/01/2013	3,020	3,273
4.500%, 04/01/2013	4,147	4,297
5.000%, 04/01/2013	3,017	3,125
5.000%, 05/01/2013	6,776	7,125
5.500%, 06/01/2013	3,457	3,489
3.500%, 09/01/2013	24,825	25,775
4.500%, 09/01/2013	10,766	11,284
5.500%, 10/01/2013	17,099	18,557
5.000%, 02/01/2014	53,242	54,171
4.000%, 05/01/2015	120,403	128,821
4.500%, 06/25/2018	1,036,769	1,097,453
4.500%, 01/01/2019	212,255	229,648
6.500%, 05/01/2019	28,503	32,046
2.834%, 01/01/2020 (a)	89,821	93,430
4.500%, 04/01/2020	170,792	184,733
5.500%, 04/25/2023	500,000	585,306
5.000%, 05/01/2023	762,437	828,384
4.500%, 11/01/2024	262,677	283,626
4.500%, 08/01/2025	636,917	689,306
5.500%, 09/01/2025	150,620	166,490
5.500%, 02/01/2033	53,404	59,265
5.500%, 07/01/2033	224,886	249,565
5.290%, 11/25/2033	168,695	173,792
1.715%, 05/01/2034 (a)	51,805	52,236
5.500%, 07/01/2035	314,036	348,205
5.500%, 12/01/2035	100,268	110,582
5.000%, 02/01/2036	3,923,560	4,296,449
4.500%, 11/01/2040	1,550,631	1,683,733
4.000%, 02/01/2041	2,677,988	2,926,598
4.000%, 11/01/2041	872,867	941,898
4.000%, 12/01/2041	934,546	1,008,454
6.500%, 02/25/2044	140,494	167,549
6.500%, 05/25/2044	184,300	209,518
Government National Mortgage Association
4.000%, 04/15/2026	902,545	980,168
6.500%, 04/15/2026	45,309	52,864
8.000%, 07/15/2026	17,964	21,794
6.500%, 07/15/2029	38,568	45,463
7.500%, 11/15/2029	29,995	36,121
6.000%, 06/15/2031	191,263	218,723
6.000%, 02/15/2032	33,291	38,091
5.000%, 01/15/2033	536,825	596,152
4.920%, 05/16/2034	321,875	336,708
6.000%, 10/15/2036	195,553	221,643
5.500%, 01/15/2038	617,441	687,003
6.000%, 01/15/2038	482,767	545,742
4.000%, 09/15/2041	1,750,991	1,934,962
3.500%, 11/20/2041	2,848,010	3,057,733
4.258%, 09/16/2050 (a)	400,000	452,664
Greenwich Capital Commercial Funding
5.867%, 07/10/2038 (a)	400,000	463,656
JPMorgan Chase Commercial Mortgage Securities Corporation
5.050%, 12/12/2034	104,425	104,435
5.336%, 05/15/2047	500,000	570,864
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	970,207	1,035,001
5.351%, 02/15/2040	642,869	681,575
MASTR Adjustable Rate Mortgages Trust
2.664%, 04/21/2034 (a)	104,474	105,129
MASTR Alternative Loans Trust
5.000%, 06/25/2015	26,155	26,062
Morgan Stanley Capital I
5.653%, 06/11/2042 (a)	250,000	279,264
Mortgage IT Trust
1.465%, 02/25/2035 (a)	275,681	273,733
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $63,114) (b)	61,602	62,212
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $200,400) (b)	196,902	193,238
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $499,997) (b)	500,000	589,155
Residential Asset Securitization Trust
4.750%, 02/25/2019	80,668	83,174
SBA Tower Trust
2.933%, 12/15/2042 (Acquired 07/26/2012, Cost $500,000) (b)	500,000	513,928
Small Business Administration Participation Certificates
3.530%, 05/01/2013	27,013	27,209
5.080%, 11/01/2022	183,760	203,575
4.640%, 05/01/2023	272,457	300,141
5.570%, 03/01/2026	193,618	223,065
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	45,432

Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	239,947
Wachovia Bank Commercial Mortgage Trust
5.308%, 07/15/2041 (a)	250,000	266,740
5.509%, 04/15/2047	500,000	573,133
WaMu Mortgage Pass Through Certificates
2.492%, 01/25/2033 (a)	33,174	33,386
2.485%, 10/25/2035 (a)	42,621	41,976
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	355,289	364,834
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011, Cost $504,451) (b)	500,000	571,862
Wells Fargo Mortgage-Backed Securities Trust
4.427%, 10/25/2033 (a)	131,947	133,840
2.614%, 07/25/2036 (a)	510,667	435,676
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,007,592)		50,640,510

MUNICIPAL BONDS - 21.91%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	300,085
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	543,395
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	633,260
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	703,695
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	595,005
Central Utah Water Conservancy District Build America Revenue Bond
4.550%, 10/01/2022	700,000	774,438
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	553,750
Chicago, IL Build America Unlimited General Obligation
7.517%, 01/01/2040	250,000	323,847
Colorado Springs, CO Utilities System Build America Revenue Bond
4.949%, 11/15/2024	500,000	613,900
Columbus, IN Multi-High School Building Corporation Build America Revenue Bond
5.505%, 07/15/2022	500,000	577,265
Columbus, OH Build America Unlimited General Obligation
4.360%, 06/01/2022	750,000	866,678
Commonwealth of Massachusetts Build America General Obligation
4.500%, 08/01/2031	250,000	283,525
Commonwealth of Massachusetts Build America Unlimited General Obligation
4.200%, 12/01/2021	600,000	690,048
Commonwealth of Pennsylvania Build America Unlimited General Obligation
4.550%, 02/15/2021	500,000	578,525
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	581,635
Corpus Christi, TX Independent School District Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	603,080
Dallas, TX Independent School District Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	612,075
District of Columbia Bond Build America Unlimited General Obligation
5.670%, 06/01/2022	250,000	316,737
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,141,120
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	350,820
Gainesville, FL Utilities System Build America Revenue Bond
4.497%, 10/01/2017	500,000	558,205
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	595,505
Greenville County, SC School District Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,135,420
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	605,900
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	299,488
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	565,265
Indiana Public Schools Multi-School Building Corporation Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,119,920
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	568,890
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	843,052
Kane, Cook & Du Page Counties, IL Unlimited General Obligation
4.150%, 12/15/2019	500,000	573,110
Kentucky State Property & Buildings Commission Revenue Bond
5.100%, 10/01/2015	500,000	545,650
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	562,520

Manatee County, FL Public Utilities Build America Revenue Bond
7.178%, 10/01/2030	500,000	591,415
Missouri Highway & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	593,610
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	405,965
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	570,595
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	562,880
New York City Housing Development Corporation Revenue Bond
6.420%, 11/01/2039	500,000	562,415
New York State Urban Development Corporation Revenue Bond
6.500%, 12/15/2018	300,000	352,914
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	577,840
6.646%, 12/01/2031	250,000	306,678
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	563,505
Ohana Military Commercial LLC Note
5.675%, 10/01/2026 (Acquired 10/25/2026, Cost $978,360) (b)	978,360	1,091,115
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	502,185
Oregon State Department of Administrative Services Revenue Bond
3.500%, 04/01/2016	600,000	642,348
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	764,988
Pasadena, CA Public Financing Authority Build America Revenue Bond
7.148%, 03/01/2043	300,000	406,656
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	540,850
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	547,745
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	592,315
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	695,000	920,958
Sarasota, FL Water & Sewer System Revenue Bond
4.770%, 10/01/2025	250,000	267,405
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	586,985
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	363,141
Springfield, MO School District Build America Unlimited General Obligations
5.660%, 03/01/2030	500,000	580,345
State of California Build America Unlimited General Obligation
7.500%, 04/01/2034	500,000	666,785
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,218,100
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	800,000	930,368
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,061,160
State of Kansas Development Financing Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	576,105
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,119,430
State of Maryland Transportation Authority Build America Revenue Bond
5.164%, 07/01/2025	300,000	371,262
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	639,741
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	621,065
State of Ohio Build America Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,184,580
State of Pennsylvania Public School Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	577,635
State of Rhode Island Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,113,320
State of Utah Build America Unlimited General Obligation
4.554%, 07/01/2024	500,000	598,415
State of Washington Biomedical Research Build America Revenue Bond
6.416%, 07/01/2030	250,000	324,370
State of Washington Build America Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,072,670
4.736%, 08/01/2024	800,000	957,832
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	594,715
Tacoma, WA Electric System Build America Revenue Bond
5.966%, 01/01/2035	350,000	416,238

Texas State Highway Transportation Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	426,612
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	616,145
University of Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	480,000	567,557
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	1,025,805
6.172%, 04/01/2030	400,000	465,772
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	544,120
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	594,290
University of Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	463,764
UNM Sandoval Regional Medical Center, Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	323,028
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	872,711
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	337,598
Vega, TX Independent School District Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	584,205
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	291,772
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	502,600
Virginia State Revenue Authority Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	549,055
Washington County, OR Clean Water Services Build America Revenue Bond
4.628%, 10/01/2020	600,000	696,870
Washington, MD Suburban Sanitary Commission Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	441,208
West Virginia Higher Education Policy Commission Build America Revenue Bond
7.450%, 04/01/2030	250,000	337,513
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	573,170
TOTAL MUNICIPAL BONDS
(Cost $48,827,239)		56,768,247

U.S. GOVERNMENT AGENCY ISSUES - 0.65% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	551,794
3.250%, 02/01/2027	500,000	546,312
3.040%, 04/30/2027	550,000	574,313
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,561,480)		1,672,419

U.S. TREASURY OBLIGATIONS - 22.25%
U.S. Treasury Inflation Index Notes - 0.43%
3.000%, 02/28/2017	1,000,000	1,107,500
		1,107,500
U.S. Treasury Notes - 21.82%
1.375%, 05/15/2013	1,000,000	1,007,500
0.500%, 05/31/2013	4,000,000	4,008,592
1.125%, 06/15/2013	3,000,000	3,019,923
1.000%, 07/15/2013	1,000,000	1,006,445
0.750%, 08/15/2013	1,000,000	1,004,922
0.750%, 12/15/2013	1,000,000	1,006,445
0.250%, 01/31/2014	1,000,000	1,000,469
0.250%, 03/31/2014	5,000,000	5,001,560
0.250%, 06/30/2014	5,000,000	5,000,975
0.375%, 03/15/2015	1,000,000	1,002,422
2.500%, 03/31/2015	1,000,000	1,055,391
0.375%, 04/15/2015	3,000,000	3,006,564
0.250%, 05/15/2015	2,000,000	1,997,968
2.125%, 05/31/2015	1,000,000	1,048,359
0.375%, 06/15/2015	2,000,000	2,004,218
1.250%, 08/31/2015	2,000,000	2,054,376
1.250%, 10/31/2015	1,000,000	1,028,047
1.375%, 11/30/2015	2,000,000	2,064,532
0.875%, 12/31/2016	3,000,000	3,046,875
0.875%, 01/31/2017	2,000,000	2,030,624
0.875%, 02/28/2017	1,000,000	1,015,391
0.875%, 04/30/2017	2,000,000	2,028,282
0.625%, 08/31/2017	1,000,000	1,000,625
2.250%, 11/30/2017	1,000,000	1,080,625
1.250%, 01/31/2019	2,000,000	2,042,656
0.875%, 07/31/2019	2,000,000	1,980,938
1.000%, 08/31/2019	2,000,000	1,995,000
2.125%, 08/15/2021	1,000,000	1,057,812

2.750%, 08/15/2042	2,000,000	1,966,876
		56,564,412
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $56,729,880)		57,671,912

SHORT-TERM INVESTMENTS - 10.66%
Commercial Paper - 2.32%
General Electric Capital Corporation
0.220%, 01/07/2013	3,000,000	2,998,203
General Electric Company
0.280%, 10/12/2012	1,000,000	999,914
Prudential Funding Corporation
0.130%, 10/01/2012	2,000,000	2,000,000
		5,998,117
	Shares
Money Market Funds - 8.34%
Federated Prime Obligations Fund 0.150% (e)	12,001,290	12,001,290
Fidelity Institutional Money Market Portfolio 0.200% (e)	9,621,083	9,621,083
		21,622,373
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,620,490)		27,620,490

TOTAL INVESTMENTS - 99.44% (f)(g)
(Cost $239,396,134)		257,697,149
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.56%		1,464,185
TOTAL NET ASSETS - 100.00%		$259,161,334

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at September 30, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
	registration normally to qualified institutional buyers. As of September 30, 2012 these securities represented 4.78% of total net assets.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of September 30, 2012.

(f)	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

	Cost of investments	$239,396,134
	Gross unrealized appreciation	18,603,664
	Gross unrealized depreciation	(302,649)
	Net unrealized appreciation	$18,301,015

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price
	on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities
	primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the
	Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter
	market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service
	when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of
	purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

	The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy
	for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value
	and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

	Summary of Fair Value Exposure at September 30, 2012
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

	Level 1	Level 2		Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$4,390,465		$-	$4,390,465
Corporate Bonds	-	58,933,106		-	58,933,106
Mortgage-Backed Securities	-	50,640,510		-	50,640,510
Municipal Bonds	-	56,768,247		-	56,768,247
U.S. Government Agency Issues	-	1,672,419		-	1,672,419
U.S. Treasury Obligations	-	57,671,912		-	57,671,912
Short-Term Investments					-
Commercial Paper	-	5,998,117	*	-	5,998,117
Money Market Funds	21,622,373	-		-	21,622,373
Total Investments in Securities	$21,622,373	$236,074,776		$-	$257,697,149

*	Priced at amortized cost.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)                     /s/ Philip T. Nelson
Philip T. Nelson, President

Date            11/20/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Philip T. Nelson
Philip T. Nelson, President

Date           11/20/2012

By (Signature and Title)*                    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date           11/16/2012

* Print the name and title of each signing officer under his or her signature.